Financial Instruments (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 10,170,376	$ 5,805,604	$ 330,983	$ 2,534,698	$ 912,214	$ 5,080,580
Accounts receivable and prepaid expenses		5,933	51
Gold in trust		915,995
Total assets		6,727,532	331,034
Trade and other payables	508,068	5,827	88,947	447,551
Gold loan payable		3,227,545
Derivatives financial liabilities		391,620
Total liabilities	$ 623,290	3,624,992	88,947
Net assets		$ 3,102,540	$ 242,087